Note 15 - Earnings Per Share - Summary of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net income (loss) attributable to common shareholders	$ (3,060,433)	$ (12,127,068)
Basic weighted average shares (in shares)	5,168,339	4,835,389
Basic income and diluted loss per share (in dollars per share)	$ (0.59)	$ (2.51)